Taxation - Additional Information (Detail) ¥ in Thousands, $ in Millions				12 Months Ended			60 Months Ended
	Nov. 30, 2021	Jan. 01, 2008	Mar. 16, 2007	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2027 CNY (¥)	Dec. 31, 2024 CNY (¥)
Operating Loss Carryforwards [Line Items]
Percentage of Value added tax rate				6.00%
Effective Income Tax Rate Reconciliation, Percent				0.00%	4.10%	0.80%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				25.00%	25.00%	25.00%
Income Tax Rate on Global Income				25.00%
Uniform Tax Rate				25.00%
Tax on Undistributed Dividends				10.00%
Tax on Foreign Investor				5.00%
Investor Owns Share				25.00%
Deferred tax assets, valuation allowance					¥ 521,462			¥ 456,578
Consolidated Entity Variable Interest Entities VIE [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards					¥ 1,870,574			¥ 1,905,882
HK
Operating Loss Carryforwards [Line Items]
Profit In Income Tax Regime | $				$ 2
Effective Income Tax Rate Reconciliation, Percent				8.25%
HK | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Profit In Income Tax Regime | $				$ 2
Effective Income Tax Rate Reconciliation, Percent				16.50%
CN | Enterprise Income Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%
Preferential Tax Rate	15.00%	15.00%
PRC entities [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent							20.00%
Income loss before tax subject to tax							25.00%
Percentage of profit before tax subject to tax							¥ 3,000